Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
REVENUE
Engineering services revenue		$ 248,357
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]	us-gaap:ServiceMember	us-gaap:ServiceMember
OPERATING EXPENSES
Research and development costs	$ 9,767,996	$ 5,176,932
General and administrative	14,266,775	4,168,576
Depreciation and amortization	1,161,704	1,256,391
Total Operating Expenses	25,196,475	10,601,899
OPERATING LOSS	(25,196,475)	(10,353,542)
OTHER (EXPENSE) INCOME
Government grants	323,496	708,004
Loss on extinguishment of debt		(1,183,289)
Interest and dividend income	1,270,713	59,860
Foreign exchange gain (loss)	(57,214)	617,357
OTHER INCOME (EXPENSE)	(2,802,216)	(1,110,903)
Net loss before income tax	(27,998,691)	(11,464,445)
Income tax expense	(17,950)	(20,965)
Net loss	$ (28,016,641)	$ (11,485,410)
Loss per common share, basic (in dollars per share)	$ (0.39)	$ (0.19)
Loss per common share, diluted (in dollars per share)	$ (0.39)	$ (0.19)
Weighted-Average Shares of Common Shares Outstanding, Basic (in shares)	71,646,985	60,414,175
Weighted-Average Shares of Common Shares Outstanding, Diluted (in shares)	71,646,985	60,414,175
Other comprehensive (loss) income net of tax:
Foreign currency translation adjustments	$ (260,731)	$ 395,525
Change in unrealized gains on short term investments	1,129,448
Comprehensive loss	(27,147,924)	(11,089,885)
Nonrelated party
OTHER (EXPENSE) INCOME
Interest expense	(3,900,997)	(1,223,929)
Related party
OPERATING EXPENSES
Research and development costs		42,212
OTHER (EXPENSE) INCOME
Interest expense	$ (438,214)	$ (88,906)